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Capital World Growth and Income Fund, Inc.
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email vpc@capgroup.com

Vincent P. Corti
Secretary

February 3, 2006

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Capital World Growth and Income Fund, Inc.
File Nos. 33-54444 and 811-7338

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the prospectuses and Statement of Additional Information since the electronic filing on 1/31/06 of Registrant's Post-Effective Amendment No. 17 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940.

Sincerely,

/s/ Vincent P. Corti
Vincent P. Corti
Secretary

cc: Laura Hatch